Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Minimum Month	Mar. 31, 2012 Minimum Impaired loans Day	Mar. 31, 2012 Software and Software Development Costs Year	Mar. 31, 2012 Shinko Securities Company Limited Customer relationships Year
Significant Accounting Policies [Line Items]
Securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 33,070	¥ 616,861
Number of days past due				90
Period in which obligors generally determined to be substantially bankrupt, past due (in months)			6
Estimated useful life					5
Weighted-average amortization period						16